Master Trust Financial Information - Narrative (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Securities lending, maturity period	90 days
Securities lending, collateral minimum percent of market value of loaned securities	102.00%
Synthetic GICs
EBP, Master Trust [Line Items]
Minimum initial credit rating	0.00%
Master Trust
EBP, Master Trust [Line Items]
Assets held as collateral under securities lending	$ 501,778,785	$ 390,872,379
Payable upon return of securities loaned	$ 501,778,785	$ 390,872,379